Accrued Expenses and Other Long-Term Liabilities - Estimated Future Payments for Self Insured Liabilities (Detail) - USD ($) $ in Thousands	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Accounts Payable and Accrued Liabilities, Current [Abstract]
2016	$ 57,078
2017	30,927
2018	21,519
2019	14,559
2020	10,076
Thereafter	42,444
Total self-insured liability payments	176,603
Less amount representing interest	(4,360)
Present value of self-insured liability payments	$ 172,243	$ 160,904	$ 153,568	$ 159,469